1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

VIA EDGAR

February 23, 2011

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Series Funds, Inc.
Filing Pursuant to Rule 485(a) under the Securities Act of 1933 (File Nos. 2-77284; 811-03459)

Ladies and Gentlemen:

On behalf of our client, Penn Series Funds, Inc. (the “Company”), we are filing, under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 65 under the 1933 Act (“PEA No. 65”) to the Company’s Registration Statement on Form N-1A. This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of making material changes to the principal investment strategies and principal risks of the REIT Fund (to be renamed “Real Estate Securities Fund” on May 1, 2011) and to the fundamental and non-fundamental investment policies of certain portfolios of the Company.

The material changes to the principal investment strategies and principal risks of the REIT Fund result from the following changes approved by Company’s Board of Directors on February 23, 2011:

•	the termination of Heitman Real Estate Securities LLC, the current investment sub-adviser to the Fund;
•	the hiring of Cohen & Steers Capital Management, Inc. as the new investment sub-adviser to the Fund;
•	changing the name of the Fund to the Real Estate Securities Fund; and
•

changing the Fund’s current investment policy of investing at least 80% of its net assets in equity securities of real estate investment trusts (“REITs”) to a policy that requires the Fund to invest at least 80% of its net assets in common stocks and other equity securities issued by real estate companies, including REITs.

Each of the foregoing changes will be effective May 1, 2011.

At a special meeting of shareholders of the Company held on December 15, 2010, the Company’s shareholders approved changes to the fundamental policies of the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Flexibly Managed Fund, Large Growth Stock Fund, Large Cap Growth Fund, Large Cap Value Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, Small Cap Value Fund, Small Cap Growth Fund, International Equity Fund and REIT Fund. The changes to the non-fundamental policies were approved by the Company’s Board of Directors at its September 2010 Board meeting.

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U.S. Securities and Exchange Commission

February 23, 2011

In Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management of the Securities and Exchange Commission (the “Commission”) announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff concerning the extent to which the current filing contains disclosure information that is similar to information contained within filings of the same complex that previously were reviewed by the Commission staff.

As counsel to the Company, we hereby request, in reliance upon the Release, that PEA No. 65 to the Company’s Registration Statement receive selective review by the Commission and its staff. Except with respect to the material changes discussed above, there are no material differences in the disclosure contained in PEA No. 65 as compared to the disclosure contained in the Company’s Post-Effective Amendment No. 63 filed with the Commission on February 25, 2010, which was reviewed by the Commission’s staff.

If you have any questions regarding PEA No. 65, please feel free to contact me at (215) 963-5598.

Very truly yours,

/s/ Sean Graber
Sean Graber